Financial and other non-current assets - Minimum finance lease payments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future payments	$ 62	$ 63
Unearned finance income	(3)	(4)
Present value	59	59
Provision	(4)	(8)
Net book value	55	51
Not later than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future payments	25	25
Unearned finance income	(1)	(2)
Present value	24	23
Provision	0	0
Net book value	24	23
Between one and five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future payments	35	36
Unearned finance income	(2)	(2)
Present value	33	34
Provision	(4)	(8)
Net book value	29	26
Later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future payments	2	2
Unearned finance income	0	0
Present value	2	2
Provision	0	0
Net book value	$ 2	$ 2